Note 1 - Basis of Presentation and General Information (Details Textual)		1 Months Ended
	Jan. 31, 2018 USD ($) T	Jun. 30, 2018 USD ($)
PCH Dreaming, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Size of Vessel | T	50,000
Business Combination, Consideration Transferred, Total	$ 3,950,000
Charter Term	1 year	5 years
Charter Rate Per Day	$ 16,000	$ 15,100
Charter Option To Extend Term	2 years
Charter Option to Extend, Rate Per Day, Year One	$ 17,000
Charter Option to Extend, Rate Per Day, Year Two	$ 18,000
South California, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Size of Vessel | T	157,000
Business Combination, Consideration Transferred, Total	$ 8,950,000
Charter Term	1 year	3 years
Charter Rate Per Day	$ 25,000	$ 25,000
Charter Option To Extend Term	2 years	2 years
Charter Option to Extend, Rate Per Day, Year One	$ 26,000	$ 28,000
Charter Option to Extend, Rate Per Day, Year Two	$ 27,000	$ 29,500
Malibu Warrior, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Size of Vessel | T	157,000
Business Combination, Consideration Transferred, Total	$ 8,950,000
Charter Term	1 year	3 years
Charter Rate Per Day	$ 25,000	$ 25,000
Charter Option To Extend Term	2 years	2 years
Charter Option to Extend, Rate Per Day, Year One	$ 26,000	$ 28,000
Charter Option to Extend, Rate Per Day, Year Two	$ 27,000	$ 29,500
ECO Seven, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired	10.00%
Size of Vessel | T	50,000
Business Combination, Consideration Transferred, Total	$ 1,600,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, including Subsequent Acquisition, Percentage, Total	100.00%
City of Athens [Member]
Equity Method Investment, Ownership Percentage		50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage		50.00%